UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004

Check here if Amendment / /; Amendment Number:  _________________

      This Amendment (Check only one):          / /  is a restatement.
                                                / /  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Steel Partners II, L.P.
Address:         590 Madison Avenue, 32nd Floor
                 New York, New York 10022

Form 13F File Number: 28-10730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Warren G. Lichtenstein
Title:            Managing Member of General Partner
Phone:            212-758-3232

Signature, Place, and Date of Signing:

/s/ Warren G. Lichtenstein, New York, NY, February 14, 2005

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                     1
                                          -------------------------

Form 13F Information Table Entry Total:               42
                                          -------------------------

Form 13F Information Table Value Total:         $593,560
                                          -------------------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


       No.             Form 13F File Number              Name

       1               28-10766                          Warren G. Lichtenstein

                                                     FORM 13F INFORMATION TABLE

   COLUMN 1                  COLUMN 2  COLUMN 3  COLUMN 4        COLUMN 5           COLUMN 6    COLUMN 7           COLUMN 8
   --------                  --------  --------  --------        --------           --------    --------           --------
                                                                                                               VOTING AUTHORITY
                                                                                                               ----------------
                             TITLE OF             VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER
  NAME OF ISSUER              CLASS      CUSIP   (X$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED   NONE
  --------------              -----      -----   --------   -------   ---   ----   ----------   --------     ----    ------   ----

AMERICAN INDEPENDENCE CORP   COM NEW   026760405    4145     283711   SH            OTHER          1         0        283711    0

ANGELICA CORP                COM       034663104   41639    1539350   SH            OTHER          1         0       1539350    0

BKF CAP GROUP INC            COM       05548G102   24900     657000   SH            OTHER          1         0        657000    0

BAIRNCO CORP                 COM       057097107   10448     940400   SH            OTHER          1         0        940400    0

BRINKS CO                    COM       109696104    6382     161500   SH            OTHER          1         0        161500    0

CALGON CARBON CORP           COM       129603106   18414    2028000   SH            OTHER          1         0       2028000    0

CHEROKEE INTL CORP           COM       164450108     961     100000   SH            OTHER          1         0        100000    0

CONSECO INC                  COM NEW   208464883    3990     200000   SH            OTHER          1         0        200000    0

CONTINENTAL MATLS CORP       COM PAR   211615307    9106     335700   SH            OTHER          1         0        335700    0
                             $0.25

CRONOS GROUP S A             SHS       L20708100   14869    1440971   SH            OTHER          1         0       1440971    0

DCAP GROUP INC               COM       233065200     141      18181   SH            OTHER          1         0         18181    0

ENPRO INDS INC               COM       29355X107   51591    1744700   SH            OTHER          1         0       1744700    0

ENSTAR GROUP INC GA          COM       29358R107   11551     184815   SH            OTHER          1         0        184815    0

GENCORP INC                  COM       368682100   73780    3973100   SH            OTHER          1         0       3973100    0

IKON OFFICE SOLUTIONS INC    COM       451713101   77677    6719500   SH            OTHER          1         0       6719500    0

INDEPENDENCE HLDG CO NEW     COM NEW   453440307    1997     108234   SH            OTHER          1         0        108234    0






INTEGRATED ALARM SVCS GROUP  COM       45890M109    1167     212500   SH            OTHER          1         0        212500    0

LAYNE CHRISTENSEN CO         COM       521050104   26060    1435818   SH            OTHER          1         0       1435818    0

ML MACADAMIA ORCHARDS L P    DEP UNIT  55307U107     123      22100   SH            OTHER          1         0         22100    0
                             CL A

MYLAN LABS INC               COM       628530107    4420     250000   SH            OTHER          1         0        250000    0

NASHUA CORP                  COM       631226107    4969     437447   SH            OTHER          1         0        437447    0

NATHANS FAMOUS INC NEW       COM       632347100    7667    1018200   SH            OTHER          1         0       1018200    0

NAUGATUCK VY FINL CORP       COM       639067107     191      17751   SH            OTHER          1         0         17751    0

NETBANK INC                  COM       640933107    1393     133812   SH            OTHER          1         0        133812    0

NEW VY CORP                  COM PAR   649080504    7443    1104357   SH            OTHER          1         0       1104357    0
                             $.01

NOVOSTE CORP                 COM       67010C100    4161    2433207   SH            OTHER          1         0       2433207    0

P & F INDS INC               CL A NEW  692830508    5347     351085   SH            OTHER          1         0        351085    0

PENN ENGR & MFG CORP         CL A      707389102     183      12200   SH            OTHER          1         0         12200    0

PHOENIX COS INC NEW          COM       71902E109    1250     100000   SH            OTHER          1         0        100000    0

REMEC INC                    COM       759543101   13488    1870684   SH            OTHER          1         0       1870684    0

RONSON CORP                  COM NEW   776338204     763     397396   SH            OTHER          1         0        397396    0

S L INDS INC                 COM       784413106   19852    1402950   SH            OTHER          1         0       1402950    0

SPX CORP                     COM       784635104    8012     200000   SH            OTHER          1         0        200000    0

STANDARD MTR PRODS INC       COM       853666105    9695     613598   SH            OTHER          1         0        613598    0

STRATEGIC DISTR INC          COM NEW   862701307    4053     289489   SH            OTHER          1         0        289489    0

TOYS R US INC                COM       892335100    2047     100000   SH            OTHER          1         0        100000    0






TRANSTECHNOLOGY CORP DEL     COM       893889105     385      52700   SH            OTHER          1         0         52700    0

UNITED INDL CORP             COM       910671106   61289    1582050   SH            OTHER          1         0       1582050    0

WHX CORP                     COM NEW   929248409     277     240933   SH            OTHER          1         0        240933    0

WALTER INDS INC              COM       93317Q105   41980    1244600   SH            OTHER          1         0       1244600    0

WARWICK VALLEY TEL CO        COM       936750108    1678      74457   SH            OTHER          1         0         74457    0

WEBFINANCIAL CORP            COM       94767P100   14076    5652948   SH            OTHER          1         0       5652948    0
